Related party transactions - Aggregate Contributions in Respect of Key Management Personnel to Defined Contribution Pension Schemes (Details) - Key management personnel of entity or parent - Share plans shares in Millions, share in Millions
	12 Months Ended
	Dec. 31, 2024 share shares	Dec. 31, 2023 share shares	Dec. 31, 2022 share shares
RELATED PARTY TRANSACTIONS (Details) - Aggregate Contributions in Respect of Key Management Personnel to Defined Contribution Pension Schemes [Line Items]
Number of options outstanding, start of period (in options)	55	72	74
Number of options, granted (in options)	78	27	29
Number of options, exercised or lapsed (in options) | shares	10	44	31
Number of options outstanding, end of period (in options)	123	55	72